INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY

NOTE 18 — INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY

Until February 20, 2024, the Company held an equity method investment in a related party, Ketomei, and also had a convertible note receivable with Ketomei. The following table shows the activity of the investment and note during the six months ended June 30, 2024.

	December 31, 2023	Additions	Loss on investment	Impairment	June 30, 2024
Investment in associate, related party	$-	$14,744	$(14,744)	$-	$-
Convertible note receivable, related party	-	42,328	-	(42,328)	-
Total	$-	$57,072	$(14,744)	$(42,328)	$-

	December 31, 2022	Additions	Loss on investment	Impairment	June 30, 2023
Investment in associate, related party	$155,369	$52,605	$(63,645)	$-	$144,329
Convertible note receivable, related party	198,125	59,267	-	-	257,392
Total	$353,494	$111,872	$(63,645)	$-	$401,721

During the first six months of 2024, the Company impaired convertible note receivable of $42,328 to $0 and total impairment expenses were $42,328.

On February 20, 2024, the Company invested an additional $312,064 (SG$420,000) for an additional 38.41% ownership interest in Ketomei by converting $312,064 (SG$420,000) convertible loan. The loan was impaired at the year ended December 31, 2023, therefore, $312,064 (SG$420,000) was transferred from impairment of convertible loan to impairment of equity method investment. After this additional investment, the Company owns 55.65% of Ketomei’s outstanding shares and Ketomei is consolidated into the financial statements of HWH International Inc. beginning on February 20, 2024.

During the six months ended June 30, 2024, the Company held a convertible note receivable with SHRG. The following table shows the activity of the investment and note during the six months ended June 30, 2024.

	December 31, 2023	Additions	Unrealized Gain	June 30, 2024
Convertible note receivable - related party	$-	$750,000	$118,593	$868,593
Total	$-	$750,000	$118,593	$868,593

During the six months ended June 30, 2024, the Company revalued the convertible note receivable with SHRG of $750,000 to $868,593. The total $15,835 revaluated loss amount was booked in unrealized loss on convertible note receivable – related party and $134,428 revaluated gain amount was booked in additional paid in capital as this was a related party transaction.

Note 18. Investment in Associate & Convertible Note Receivable, related party

During the years ended December 31, 2022 and 2023, the Company held an equity method investment in a related party, Ketomei, and also had a convertible note receivable with Ketomei. The following table shows the activity of the investment and note during those two years.

	December 31, 2022	Additions	Loss on investment	Impairment	December 31, 2023
Investment in associate, related party	$155,369	$4,128	$(33,898)	$(125,599)	$-
Convertible note receivable, related party	198,125	170,174	-	(368,299)	-
Total	$353,494	$174,302	$(33,898)	$(493,898)	$-

	December 31, 2021	Additions	Loss on investment	Impairment	December 31, 2022
Investment in associate, related party	$-	$256,318	$(100,949)	$-	$155,369
Convertible note receivable, related party	76,723	121,402	-	-	198,125
Total	$76,723	$377,720	$(100,949)	$-	$353,494

During the year, the Company impaired the investment in associate of $155,369 to $0 and convertible note receivable of $368,299 to $0.